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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                        Commission File Number: 001-11455
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                           NOTIFICATION OF LATE FILING
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(Check One):        [  ]  Form 10-K    [  ]  Form 11-K    [  ]  Form 20-F    [X]  Form 10-Q
                    [  ]  Form N-SAR
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For Period Ended: September 30, 2001
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
[  ]  Transition Report on Form 10-K                      [  ]  Transition Report on Form 10-Q
[  ]  Transition Report on Form 20-F                      [  ]  Transition Report on Form N-SAR
[  ]  Transition Report on Form 11-K
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For the Transition Period Ended:
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         Read attached instruction sheet before preparing form. Please print or type.

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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                         PART I. REGISTRANT INFORMATION

Full name of registrant: Shurgard Storage Centers, Inc.
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Former name if applicable: Not applicable
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Address of principal executive office (Street and number):

1155 Valley Street
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City, State and Zip Code: Seattle, Washington 98109
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                        PART II. RULE 12b-25 (b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day
[X] following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


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                               PART III. NARRATIVE

         State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

                  The Company is currently evaluating the proper accounting treatment for four development joint ventures that it has entered into since 1998. The Company has not reached a conclusion on this matter and cannot complete its evaluation by the required filing date for its Form 10-Q. The change could result in a restatement of the Company's financial statements for 1998, 1999 and 2000 and for the first six months of 2001.

                           PART IV. OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification.
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Harrell Beck, Chief Financial Officer                             (206)                  624-8100
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              (Name)   (Area code)                        (Telephone number)
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         (2) Have all other periodic reports required under Section 13 or 15(d)
of the Securities Exchange Act of 1934 or Section 30 of the Investment Company
Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                  [X] Yes [ ] No

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                  [X] Yes [ ] No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                  The restatement of the Company's financial statements as described above, if made, would result in a material adverse change in the Company's previously reported net income for the periods affected, including the three months and nine months ended September 30, 2000. The Company is unable to quantify the effect of this change because the extent and timing of such change is still under evaluation.

                         Shurgard Storage Centers, Inc.
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                  (Name of registrant as specified in charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 15, 2001     By:/s/ Harrel Beck
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                               Harrell Beck,


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                               Senior Vice President, Chief Financial Officer
                               and Treasurer






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